LOANS AND FINANCING (Tables)	12 Months Ended
Dec. 31, 2018
LOANS AND FINANCING
Schedule of loans and financing

	Annual charges (*)	2018	2017
Working capital	6.78%	2,424,246	2,739,258
Financing of property, plant and equipment and others	14.28%	1,205,281	2,108,216
Ten/Thirty Year Bonds	5.81%	9,738,314	11,614,182
Total Loans and Financing		13,367,841	16,461,656
Current		1,822,183	2,004,341
Non-current		11,545,658	14,457,315

Principal amount of loans and Financing		13,178,457	16,207,120
Interest accrued of loans and Financing		189,384	254,536
Total of Debts		13,367,841	16,461,656

(*)Weighted average effective interest costs on December 31, 2018, which in a consolidated basis represent total of 6.66%.

Schedule of loans and financing by currency

	2018	2017
Brazilian Real (BRL)	2,361,610	2,710,308
U.S. Dollar (USD)	10,924,355	13,333,669
Other currencies	81,876	417,679
	13,367,841	16,461,656

Schedule of amortization of long term loans and financing

	2018	2017
2019	—	873,274
2020	2,253,958	3,158,211
2021	1,199,045	1,730,177
2022	121,490	147,715
2023	1,209,109	1,296,597
2024 after	6,762,056	7,251,341
	11,545,658	14,457,315